INCOME TAX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Deductible temporary differences		$ 27	$ 28
Israel
Income Tax [Line Items]
Corporate tax rate		23.00%	24.00%	25.00%
Net operating losses		$ 135
U.S.
Income Tax [Line Items]
Net operating losses		18
U.S. | Forecast
Income Tax [Line Items]
Corporate tax rate	21.00%
U.S. | Net operating losses expiring in 2037 [Member]
Income Tax [Line Items]
Net operating losses		10
U.S. | Net operating losses with no expiriation [Member]
Income Tax [Line Items]
Net operating losses		$ 8